Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Capital surplus	Legal reserves	Retained earnings	Accumulated other comprehensive income (loss), net	Treasury stock	Total Honda Motor Co., Ltd. shareholders' equity	Noncontrolling interests
Balance at beginning of year at Mar. 31, 2011 (Scenario Previously Reported [Member])	¥ 4,572,524	¥ 86,067	¥ 172,529	¥ 46,330	¥ 5,656,151	¥ (1,495,380)	¥ (26,110)	¥ 4,439,587	¥ 132,937
Balance at beginning of year (Restatement Adjustment [Member]) (Adjustment resulting from change in fiscal year-end of a subsidiary, net of tax (note 1(c)))	7,681				6,023			6,023	1,658
Balance at beginning of year at Mar. 31, 2011	4,580,205	86,067	172,529	46,330	5,662,174	(1,495,380)	(26,110)	4,445,610	134,595
Transfer to legal reserves				854	(854)
Dividends paid to Honda Motor Co., Ltd. shareholders	(108,138)				(108,138)			(108,138)
Dividends paid to noncontrolling interests	(15,763)								(15,763)
Capital transactions and others	(783)								(783)
Comprehensive income (loss):
Net income	222,074				211,482			211,482	10,592
Other comprehensive income (loss), net of tax (note 15)	(152,005)					(150,698)		(150,698)	(1,307)
Total comprehensive income (loss)	70,069							60,784	9,285
Purchase of treasury stock	(8)						(8)	(8)
Reissuance of treasury stock	1						1	1
Balance at end of year at Mar. 31, 2012	4,525,583	86,067	172,529	47,184	5,764,664	(1,646,078)	(26,117)	4,398,249	127,334
Transfer to legal reserves				399	(399)
Dividends paid to Honda Motor Co., Ltd. shareholders	(129,765)				(129,765)			(129,765)
Dividends paid to noncontrolling interests	(6,250)								(6,250)
Capital transactions and others	(223)		(1,412)					(1,412)	1,189
Comprehensive income (loss):
Net income	392,638				367,149			367,149	25,489
Other comprehensive income (loss), net of tax (note 15)	423,447					409,286		409,286	14,161
Total comprehensive income (loss)	816,085							776,435	39,650
Purchase of treasury stock	(8)						(8)	(8)
Reissuance of treasury stock	1						1	1
Balance at end of year at Mar. 31, 2013	5,205,423	86,067	171,117	47,583	6,001,649	(1,236,792)	(26,124)	5,043,500	161,923
Transfer to legal reserves				1,693	(1,693)
Dividends paid to Honda Motor Co., Ltd. shareholders	(142,381)				(142,381)			(142,381)
Dividends paid to noncontrolling interests	(9,677)								(9,677)
Capital transactions and others	(5,557)								(5,557)
Comprehensive income (loss):
Net income	608,749				574,107			574,107	34,642
Other comprehensive income (loss), net of tax (note 15)	456,866					443,778		443,778	13,088
Total comprehensive income (loss)	1,065,615							1,017,885	47,730
Purchase of treasury stock	(26)						(26)	(26)
Reissuance of treasury stock	1						1	1
Balance at end of year at Mar. 31, 2014	¥ 6,113,398	¥ 86,067	¥ 171,117	¥ 49,276	¥ 6,431,682	¥ (793,014)	¥ (26,149)	¥ 5,918,979	¥ 194,419